Other Receivable and Prepayments (Details) - Schedule of other receivable and prepayments - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Other Receivable And Prepayments Abstract
Due from shareholder	$ 504,214
Due from related parties	86,142	81,013	$ 110,502	$ 92,553	$ 86,142	$ 57,550
Prepaid expenses	289,463	247,741	223,490	1,284,586	289,463	57,543
Staff advances	152,389	6,288	30,216	152,389	152,389
VAT receivable		37,290
Deposits	99,660	21,537	$ 320,475	$ 342,921	$ 99,660	$ 15,526	$ 10,352
Total	$ 1,131,868	$ 393,869